Future accounting developments	6 Months Ended
Jun. 30, 2019
Future accounting developments
Future accounting developments

23.        Future accounting developments

The following pronouncements are not applicable for the year ending 31 December 2019 and have not been applied in preparing these interim financial statements. Save as disclosed below, the impact of these accounting changes is still being assessed by the Group and reliable estimates cannot be made at this stage.

IFRS 17 Insurance Contracts

IFRS 17 replaces IFRS 4 Insurance Contracts and is currently effective for annual periods beginning on or after 1 January 2021 although the International Accounting Standards Board has proposed delaying implementation until 1 January 2022.

IFRS 17 requires insurance contracts and participating investment contracts to be measured on the balance sheet as the total of the fulfilment cash flows and the contractual service margin. Changes to estimates of future cash flows from one reporting date to another are recognised either as an amount in profit or loss or as an adjustment to the expected profit for providing insurance coverage, depending on the type of change and the reason for it. The effects of some changes in discount rates can either be recognised in profit or loss or in other comprehensive income as an accounting policy choice. The risk adjustment is released to profit and loss as an insurer's risk reduces. Profits which are currently recognised through a value-in-force asset will no longer be recognised at inception of an insurance contract. Instead, the expected profit for providing insurance coverage is recognised in profit or loss over time as the insurance coverage is provided.

The Group's IFRS 17 project is progressing to plan. Work has focused on interpreting the requirements of the standard to support the development of future accounting policy and methodology, and to help understand the financial and reporting impacts of IFRS 17. Further, build of the Group's data warehousing and actuarial liability calculation processes has progressed to enable readiness for reporting to required pace and granularity when IFRS 17 is implemented. The updated IFRS 17 Exposure Draft was published by the IASB on 26 June 2019, and the Group is currently assessing the implications of changes proposed.

Minor amendments to other accounting standards

The IASB has issued a number of minor amendments to IFRSs effective 1 January 2020 (including IFRS 3 Business Combinations and IAS 1 Presentation of Financial Statements). These amendments are not expected to have a significant impact on the Group.